Segment Information (Tables)	12 Months Ended
May 29, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables reconcile our segment results to our consolidated results reported in accordance with GAAP:

(in millions)	Olive Garden	LongHorn Steakhouse	Fine Dining	Other Business	Corporate	Consolidated
At May 29, 2016 and for the year ended
Sales	$3,838.6	$1,587.7	$514.1	$993.1	$—	$6,933.5
Restaurant and marketing expenses	3,079.4	1,312.4	413.6	825.0	—	5,630.4
Segment profit	$759.2	$275.3	$100.5	$168.1	$—	$1,303.1

Depreciation and amortization	$124.1	$67.9	$27.1	$50.5	$20.6	$290.2
Impairments and disposal of assets, net	(1.4)	(1.5)	0.7	6.0	2.0	5.8
Segment assets	939.2	969.2	857.0	987.6	829.6	4,582.6
Purchases of land, buildings and equipment	95.6	46.9	21.4	60.5	3.9	228.3

(in millions)	Olive Garden	LongHorn Steakhouse	Fine Dining	Other Business	Corporate	Consolidated
At May 31, 2015 and for the year ended
Sales	$3,789.6	$1,544.7	$500.1	$929.6	$—	$6,764.0
Restaurant and marketing expenses	3,089.1	1,304.8	405.2	785.7	—	5,584.8
Segment profit	$700.5	$239.9	$94.9	$143.9	$—	$1,179.2

Depreciation and amortization	$149.8	$71.6	$26.4	$47.3	$24.2	$319.3
Impairments and disposal of assets, net	28.2	0.4	—	21.0	12.5	62.1
Segment assets	1,625.1	1,261.1	865.6	1,054.6	1,188.3	5,994.7
Purchases of land, buildings and equipment	118.9	67.4	22.9	83.4	3.9	296.5

(in millions)	Olive Garden	LongHorn Steakhouse	Fine Dining	Other Business	Corporate	Consolidated
For the year ended May 25, 2014
Sales	$3,643.1	$1,383.9	$441.6	$817.0	$—	$6,285.6
Restaurant and marketing expenses	2,995.1	1,179.6	360.2	707.9	—	5,242.8
Segment profit	$648.0	$204.3	$81.4	$109.1	$—	$1,042.8

Depreciation and amortization	$149.6	$66.7	$24.3	$42.7	$21.1	$304.4
Impairments and disposal of assets, net	3.3	0.8	4.8	3.7	3.8	16.4
Purchases of land, buildings and equipment	131.9	114.4	42.3	123.1	3.1	414.8

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
Reconciliation of segment profit to earnings from continuing operations before income taxes:

	Fiscal Year Ended
(in millions)	May 29, 2016	May 31, 2015	May 25, 2014
Segment profit	$1,303.1	$1,179.2	$1,042.8
Less general and administrative expenses	(384.9)	(430.2)	(413.1)
Less depreciation and amortization	(290.2)	(319.3)	(304.4)
Less impairments and disposal of assets, net	(5.8)	(62.1)	(16.4)
Less interest, net	(172.5)	(192.3)	(134.3)
Earnings before income taxes	$449.7	$175.3	$174.6